CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash	$ 3,691	$ 6,578
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	219	700
Trade and other receivable	856	1,001
Trade and other payables	(3,766)	(3,481)
Lease liabilities	(8,349)	(9,024)
Total exposure	(11,040)	(10,804)
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	15	199
Trade and other receivable	100	27
Trade and other payables	(100)	(5)
Lease liabilities	0	0
Total exposure	15	221
SEK [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	5	5
Trade and other receivable	0	0
Trade and other payables	(12)	(6)
Lease liabilities	0	0
Total exposure	(7)	1
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	191	2,061
Trade and other receivable	533	950
Trade and other payables	(220)	(473)
Lease liabilities	0	0
Total exposure	504	2,538
BRL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	854	756
Trade and other receivable	1,533	1,443
Trade and other payables	(704)	(662)
Lease liabilities	(241)	(277)
Total exposure	1,442	1,260
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0	0
Trade and other receivable	0	0
Trade and other payables	(1)	0
Lease liabilities	0	0
Total exposure	$ (1)	$ 0